Retirement Benefits - Summary of Remeasurement of Net Defined Benefit Liability Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Actuarial gains/(losses) on obligations:
Due to changes in demographic assumptions	$ 933	$ 809	$ (517)
Due to changes in financial assumptions	(4,495)	(11,391)	6,381
Due to experience adjustments	37	642	121
Total	(3,525)	(9,940)	5,985
Return on plan assets in excess of interest income	4,942	5,106	298
Other movements	50	18	55
Total remeasurements	$ 1,467	$ (4,816)	$ 6,338